Form 13F Cover Page

Filing for Quarter-Ending:     June 30, 2006

Check here if Amendment:       ( )
Amendment Number:
This Amendment:                ( )  is a reinstatement
                               ( )  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                          Croft-Leominster, Inc.
Address:                       300 Water Street, 4th floor
                               Baltimore, MD  21202

Form 13-F File Number:         28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                          Carla Prescimone
Title:                         Assistant Vice President
Phone:                         410-576-0100

Signature, Place, and Date of Signing:

                               Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                      City, State                          Date


Report Type (Check only one):

(X)   13F Holdings Report
      Check here if all holdings of this reporting manager are reported in this report.

( )   13F Notice
      Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

( )   13F Combination Report
      Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         150

Form 13F Information Table Value Total:                       $332.72
                                                            (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:                           SOLE
ITEM 7: Voting Authority:                                NONE

               SECURITY NAME                        TITLE of CLASS            CUSIP           MARKET VALUE        QUANITY
Airspan Networks Inc.                                     COM               00950h102           $ 0.0295           12,200
Aleris International                                      COM               014477103           $ 0.8966           19,555
ALLTEL Corp                                               COM               020039103           $ 0.3000            4,700
Altera Corporation                                        COM               021441100           $ 1.8926          107,841
Altria Group Inc.,                                        COM               02209s103           $ 0.5659            7,706
Ameren Corporation                                        COM               023608102           $ 0.8703           17,233
American International Group I                            COM               026874107           $ 6.2754          106,272
Amgen Inc.                                                COM               031162100           $ 0.9575           14,679
Amvescap Plc                                         SPONSORED ADR          03235E100           $ 5.1559          278,848
Anheuser Busch Cos                                        COM               035229103           $ 1.8200           39,920
Applied Materials Inc                                     COM               038222105           $ 0.3184           19,560
Aquila Inc.                                               COM               03840p102           $ 2.5990          617,347
Asia Tigers Fund Inc                                      COM               04516T105           $ 0.3049           17,325
BP Plc                                               SPONSORED ADR          055622104           $ 0.4065            5,840
Bank of America Corp                                      COM               060505104           $ 6.6652          138,570
Bank of New York                                          COM               064057102           $ 0.2246            6,975
Bill Barrett Corporation                                  COM               06846n104           $ 3.6243          122,402
BEA Systems Inc.                                          COM               073325102           $ 0.2029           15,500
Bear Stearns Companies Inc                                COM               073902108           $ 0.2942            2,100
Berkshire Hathaway - CL A                                 CL A              084670108           $ 0.5500                6
Berkshire Hathaway - CL B                                 CL B              084670207           $ 3.7611            1,236
Biomet Inc                                                COM               090613100           $ 0.7932           25,350
CBS Inc                                                  CL B               124857202           $ 2.7402          101,300
CA Inc.                                                   COM               12673p105           $ 0.2013            9,796
Cadbury Schweppes PLC - Sp ADR                            ADR               127209302           $ 0.7471           19,244
Canadian Natural Resources                                COM               136385101           $ 2.7228           49,166
Caterpillar Inc                                           COM               149123101           $ 3.1937           42,880
Cendant Corp                                              COM               151313103           $ 4.5727          280,707
CenterPoint Energy Inc.                                   COM               15189t107           $ 4.0744          325,955
Cephalon, Inc.                                            COM               156708109           $ 2.4744           41,172
Chicago Bridge & Iron Company                       N Y REGISTRY SH         167250109           $ 0.5892           24,398
Citigroup, Inc.                                           COM               172967101           $ 8.8367          183,143
Citizens Communications Compan                            COM               17453b101           $ 0.2476           18,970
Constellation Energy Group                                COM               210371100           $ 0.2181            4,001
Covance Inc.                                              COM               222816100           $ 0.7496           12,245
Deere & Co                                                COM               244199105           $ 7.1052           85,103
Delta & Pine Land Co.                                     COM               247357106           $ 0.2029            6,900
DeVRY, Inc.                                               COM               251893103           $ 2.0327           92,520
R.R. Donnelley & Sons Company                             COM               257867101           $ 0.3311           10,362
Dover Corp                                                COM               260003108           $ 0.3225            6,525
Dow Chemical Co                                           COM               260543103           $ 0.4433           11,358
Eaton Corp                                                COM               278058102           $ 1.8533           24,579
Edison International                                      COM               281020107           $ 0.2207            5,660
Edwards Lifesciences Corporati                            COM               28176e108           $ 4.1901           92,232
Enerplus Resources Fund                              UNIT TR G NEW          29274d604           $ 0.5955           10,588
Enterprise Products Partners L                            COM               293792107           $ 0.3300           13,255
Exxon Mobil Corp                                          COM               30231g102           $ 0.4188            6,827
FMC Corp                                                COM NEW             302491303           $ 3.7266           57,875
Fedders Corporation                                       COM               313135501           $ 0.0726           30,000
Federated Department Stores                               COM               31410H101           $ 0.3670           10,026
Fidelity National Financial, I                            COM               316326107           $ 0.4035           10,359
FirstEnergy Corp                                          COM               337932107           $ 2.9971           55,286
Fleetwood Enterprises, Inc.                               COM               339099103           $ 0.0807           10,700
Fluor Corp                                                COM               343412102           $ 8.2362           88,628
Franklin Resources Inc                                    COM               354613101           $ 1.5697           18,082
Gemstar-TV Guide International                            COM               36866w106           $ 0.0810           23,000
Gencorp, Inc.                                             COM               368682100           $ 1.7155          107,018
General Electric Co                                       COM               369604103           $ 6.2814          190,576
General Mills Inc                                         COM               370334104           $ 0.6029           11,670
Genworth Financial Inc.                                   COM               37247D106           $ 0.5813           16,685
Goldman Sachs Group Inc                                   COM               38141g104           $ 0.5542            3,684
Hewitt Associates, Incorporate                            COM               42822q100           $ 0.2246            9,990
Hewlett-Packard Company                                   COM               428236103           $ 0.3296           10,405
Hilton Hotels Corp                                        COM               432848109           $ 0.2950           10,433
Honeywell Intl Inc                                        COM               438516106           $ 6.9189          171,684
IMS Health Incorporated                                   COM               449934108           $ 0.2094            7,800
ITT Corp (New)                                            COM               450911102           $ 0.2472            4,994
ICON plc - Spons ADR                                 SPONSORED ADR          45103t107           $ 1.4022           25,356
International Game Technology                             COM               459902102           $ 0.2959            7,800
International Rectifier Corp.                             COM               460254105           $ 0.3257            8,334
Iowa Telecommunications Servic                            COM               462594201           $ 0.3085           16,305
Johnson & Johnson                                         COM               478160104           $ 4.0291           67,241
Kansas City Southern                                    COM NEW             485170302           $ 0.7150           25,814
Koninklije Philips Electronics                      SP ADR NEW 2000         500472303           $ 0.2060            6,616
Liberty Global, Inc. - A                               COM SER A            530555101           $ 0.3809           17,717
Liberty Global, Inc. - C                               COM SER C            530555309           $ 0.3637           17,679
Liberty Interactive Corp.                            INT COM SER A          53071m104           $ 5.6888          329,594
Liberty Capital Corp.                                CAP COM SER A          53071m302           $ 5.6204           67,093
Lincare Holdings, Inc.                                    COM               532791100           $ 2.3746           62,753
Lloyds TSB Group plc                                 SPONSORED ADR          539439109           $ 1.4960           37,901
Lockheed Martin Corporation                               COM               539830109           $ 0.2063            2,875
Lowe's Companies                                          COM               548661107           $ 7.6265          125,704
MGM Mirage                                                COM               552953101           $ 0.3203            7,850
Markel Corporation                                        COM               570535104           $ 1.1146            3,212
Marsh & McLennan Cos                                      COM               571748102           $ 5.7048          212,153
Massey Energy Company                                     COM               576206106           $ 0.3537            9,825
McDonald's Corp.                                          COM               580135101           $ 1.7368           51,690
MCF Corporation                                           COM               580395101           $ 0.0278           27,000
Mentor Graphics Corporation                               COM               587200106           $ 0.1415           10,900
Midwest Air Group, Inc.                                   COM               597911106           $ 0.0707           14,000
Morgan Stanley                                          COM NEW             617446448           $ 0.3648            5,771
Morg Stan Asia-Pacific FD NR                              COM               61744U106           $ 0.1982           12,586
Murphy Oil Corp                                           COM               626717102           $ 0.2179            3,900
Nexen Inc.                                                COM               65334H102           $ 8.7497          154,753
Nexstar Broadcasting Group, In                           CL A               65336k103           $ 0.0576           12,000
Nobel Learning Communities, In                            COM               654889104           $ 0.1155           11,500
Optical Cable Corporation                               COM NEW             683827208           $ 0.0595           14,100
PG&E Corp                                                 COM               69331c108           $ 1.1564           29,439
Pacific Ethanol, Inc.                                     COM               69423u107           $ 2.4612          106,453
Packaging Corp of America                                 COM               695156109           $ 0.3804           17,275
Pactiv Corp                                               COM               695257105           $ 0.3470           14,020
Pall Corp                                                 COM               696429307           $ 2.6379           94,210
Pentair, Inc                                              COM               709631105           $ 4.3649          127,665
PerkinElmer, Inc.                                         COM               714046109           $ 1.6928           80,997
Pfizer Inc                                                COM               717081103           $ 4.3826          186,734
Pharmaceutical Product Develop                            COM               717124101           $ 5.5027          156,682
Pinnacle West Capital Corp                                COM               723484101           $ 3.1194           78,161
Precision Drilling Trust                                TR UNIT             740215108           $ 0.2175            6,550
Procter & Gamble                                          COM               742718109           $ 2.0186           36,306
Proliance International Inc                               COM               74340R104           $ 0.0878           19,000
Prudential Financial Inc.                                 COM               744320102           $ 9.9113          127,558
Rockwell Automation, Inc.                                 COM               773903109           $ 3.8574           53,567
SPDR Trust Series I                                   UNIT SER 1            78462F103           $ 0.7087            5,570
St. Paul Travelers Cos. Inc.                              COM               792860108           $ 7.6122          170,754
Sangamo BioSciences, Inc.                                 COM               800677106           $ 0.1003           17,000
Sears Holding Corp.                                       COM               812350106           $ 3.9424           25,386
Sempra Energy                                             COM               816851109           $ 3.1818           69,961
Sierra Pacific Resources                                  COM               826428104           $ 2.6379          188,424
Smith & Wesson Holding Corpora                            COM               831756101           $ 0.1069           13,000
Southern Union Co                                         COM               844030106           $ 3.6428          134,620
Storm Cat Energy Corp.                                    COM               862168101           $ 0.0335           15,000
Stratex Networks, Inc.                                    COM               86279t109           $ 0.0678           20,000
Terex Corporation                                         COM               880779103           $15.4065          156,094
Textron Inc                                               COM               883203101           $ 2.6426           28,668
3M Co.                                                    COM               88579Y101           $ 3.2075           39,712
Time Warner                                               COM               887317105           $ 4.3301          250,295
Tortoise North American Energy                            COM               89147t103           $ 0.7494           34,858
Transmeta Corporation                                     COM               89376r109           $ 0.0492           30,000
Triarc Companies, Inc.                                    CL A              895927101           $ 1.8556          113,631
Triarc Co. Class B                                       SER 1              895927309           $ 0.1922           12,300
Tyco International Ltd                                    COM               902124106           $13.0226          473,549
United Technologies                                       COM               913017109           $ 0.8069           12,723
United Health Group Inc                                   COM               91324p102           $ 3.7763           84,331
Varian Inc.                                               COM               922206107           $ 0.6601           15,902
Varian Medical Systems, Inc.                              COM               92220p105           $ 0.7676           16,212
Verisign, Inc.                                            COM               92343e102           $ 0.7696           33,217
Viacom Inc. - Cl B                                        CL B              92553p201           $ 4.8772          136,082
Waddell & Reed Financial - A                             CL A               930059100           $ 3.1735          154,355
Washington Mutual, Inc.                                   COM               939322103           $ 0.7772           17,051
Washington Post -Cl B                                    CL B               939640108           $ 0.2387              306
Waters Corporation                                        COM               941848103           $ 0.2419            5,448
Wave Sustems Corp.                                       CL A               943526103           $ 0.0268           40,000
Wells Fargo & Co.                                         COM               949746101           $ 0.3060            4,562
Weyerhaeuser Co                                           COM               962166104           $ 3.0311           48,693
Williams Cos Inc.                                         COM               969457100           $ 9.6104          411,406
World Heart Corporation                                 COM NEW             980905202           $ 0.0124         $ 20,000
Wyeth                                                     COM               983024100           $ 4.6460          104,615
Ace Ltd                                                   ORD               G0070K103           $ 9.4432          186,661
Foster Wheeler Ltd.                                     SHS NEW             G36535139           $ 6.7696          156,703
QIAGEN N.V.                                               ORD               n72482107           $ 3.4707          252,964

                                                                                               $332.7220        9,913,638